Other current liabilities (Tables)	12 Months Ended
Mar. 31, 2025
Other Current Liabilities
Schedule of other current liabilities

	March 31,
	2024	2025
Advance from customers*	622,178	1,027,588
Statutory liabilities	68,323	117,823
Other liabilities	52,565	50,381
Interest accrued on term loan	-	1,545
Total	743,066	1,197,337

*	Advances from customers primarily consist of amounts for future bookings of Airline tickets, Hotel bookings, Packages and freight forwarding services.